Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At January 1, 2022
Cost	$944	$21,362	$18,716	$7,334	$9,931	$58,287
Accumulated depreciation	—	(6,681)	(9,578)	(4,646)	—	(20,905)
Net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
Year ended December 31, 2022
Opening net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
Additions	102	—	389	1,138	4,964	6,593
Disposals	—	—	(25)	—	(5)	(30)
Asset impairment	(37)	(247)	(959)	—	—	(1,243)
Depreciation and amortization	—	(325)	(906)	(630)	—	(1,861)
Transfers between classifications	—	104	1,420	—	(1,524)	—
Changes in decommissioning, restoration and other provisions	—	(743)	(145)	—	—	(888)
Capitalized borrowing costs (Note 11)	—	131	—	—	358	489
Transfer to assets held for sale	(142)	(546)	(735)	—	(129)	(1,552)
Changes in foreign exchange rates	28	235	172	52	718	1,205
Closing net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095
At December 31, 2022
Cost	$895	$20,364	$18,567	$8,596	$14,313	$62,735
Accumulated depreciation	—	(7,074)	(10,218)	(5,348)	—	(22,640)
Net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095
Year ended December 31, 2023
Opening net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095
Additions	581	198	918	1,198	3,615	6,510
Disposals	(12)	(2)	(34)	—	(7)	(55)
Depreciation and amortization	—	(377)	(964)	(739)	—	(2,080)
Transfers between classifications (c)	—	324	13,787	—	(14,111)	—
Changes in decommissioning, restoration and other provisions	(7)	926	18	—	(6)	931
Capitalized borrowing costs (Note 11)	—	—	—	—	780	780
Changes in foreign exchange rates	(25)	(89)	(282)	(25)	(195)	(616)
Closing net book value	$1,432	$14,270	$21,792	$3,682	$4,389	$45,565
At December 31, 2023
Cost	$1,432	$20,693	$32,637	$9,738	$4,389	$68,889
Accumulated depreciation	—	(6,423)	(10,845)	(6,056)	—	(23,324)
Net book value	$1,432	$14,270	$21,792	$3,682	$4,389	$45,565